Income Taxes	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income Taxes
16.	INCOME TAXES

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the year ended December 31	For the year ended December 31
	2018 $	2017 $
Loss for the year	(28,267)	(33,250)
Expected income tax recovery	(7,632)	(8,645)
Items not deductible for income tax purposes	(1,316)	3,612
Effect of change in deferred income tax rate	-	3,964
Effect of higher (lower) tax rate in foreign jurisdiction	2,021	(25)
Change in unrecognized deferred tax assets and other	6,956	1,094
Deferred income tax (expense)/recovery	-	-

The significant components of the Company's unrecognized deferred tax assets are as follows:

	December 31, 2018 $	December 31, 2017 $
Tax loss carryforwards	18,956	14,359
Exploration and evaluation assets	472	124
Financing costs	436	573
Capital assets	2,203	238
Other	131	564
Unrecognized deferred tax assets	22,198	15,858

The Company has Canadian non-capital loss carryforwards of CDN$44,100 (2017 - CDN$33,500) and in the US of approximately $48,500 (2017 - $34,500) expiring between 2028 – 2038 which are available to reduce taxable income in Canada and the US respectively.